Long-term and Short-term Debt (Short-term with Maturities of Year or Less) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Commercial paper	$ 100	$ 100
Short-term Debt, average daily balance	$ 100	$ 109
Short-term Debt Average Days Outstanding	68 days	69 days